Note 8 - Premises and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Depreciation, Total	$ 202,000	$ 192,000
Office Facilities and Equipment [Member]
Operating Leases, Rent Expense, Net, Total	$ 165,000	$ 151,000